Subsidiaries - Additional information (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2020 PEN (S/) offices	Dec. 31, 2019 PEN (S/) offices	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)
Disclosure of subsidiaries [line items]
Number of offices held | offices		215	(255)
Proceeds from sale of interest in property			S/ 129,800,000	S/ 230,746,000
Fair values of properties contributed		S/ 1,043,978,000	972,096,000	S/ 986,538,000	S/ 1,118,608,000
Urbi Propiedades SAC [Member]
Disclosure of subsidiaries [line items]
Proceeds from sale of interest in property | $	$ 63,132,000
Percentage interest held	15.00%
Interseguro Compaa de Seguros SA and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Fair values of properties contributed		S/ 118,892,000	S/ 114,058,000
Interseguro Compaa de Seguros SA and Subsidiaries [Member] | Negocios e Inmuebles SA and Holding Retail Per SA [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary		8.50%	8.50%
Interfondos SA Fund Management Company [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary		99.99%
Hipotecaria Sura [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary				30.00%
Interseguro and Interproperties Perú
Disclosure of subsidiaries [line items]
Proceeds from sale of interest in property | $	$ 253,557,000